PROPERTY, EQUIPMENT AND SOFTWARE (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Property, equipment and software
Less: accumulated depreciation and amortization			¥ (2,124)		¥ (2,587)
Total net book value	$ 881		5,872		6,135
Depreciation	$ 94	¥ 656	546	¥ 490
Buildings
Property, equipment and software
Original value			5,418		5,423
Computer equipment
Property, equipment and software
Original value			1,145		1,217
Website-related equipment
Property, equipment and software
Original value			771		1,187
Furniture and fixtures
Property, equipment and software
Original value			292		383
Software
Property, equipment and software
Original value			215		313
Leasehold improvements
Property, equipment and software
Original value			146		188
Construction in progress
Property, equipment and software
Original value			¥ 9		¥ 11